Investor A C Institutional and Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (Net) (Reflects no deduction for fees, expenses or taxes except as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.09%	12.15%	12.17%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.23%	7.74%	10.16%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.23%	5.76%	8.27%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.69%	5.50%	7.72%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.26%	8.05%	10.04%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.30%	9.17%	11.04%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.76%	8.56%	10.37%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any. For additional comparative performance information for the MSCI World Index, please see the Fund’s Statement of Additional Information.